PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	15,633	$16,229,973
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	4,694	5,204,520
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	3,773	4,190,148
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	168	191,328
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	4,198	4,532,264
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,993	2,212,780
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	3,510	3,949,431
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	2,316	2,479,444
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	7,967	8,831,388
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	36	43,429
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	2,754	3,425,587
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	23	29,219
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	11,587	13,466,186
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	3,267	4,452,554
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	2,196	3,028,080
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,183	1,788,092
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	1,256	1,922,124
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	2,313	2,822,816
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	547	807,836
U.S. Treasury Notes	0.375	01/31/26	1,640	1,590,672

Total Long-Term Investments (cost $77,811,894)				81,197,871

	Shares
Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $286,555)(wb)	286,555	286,555

TOTAL INVESTMENTS 98.9% (cost $78,098,449)		81,484,426
Other assets in excess of liabilities 1.1%		884,130

Net Assets 100.0%		$82,368,556

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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